UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     February 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $4,532,141 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   164856  2516886 SH       OTHER                 1717112    55343   744431
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   235512  3541542 SH       OTHER                 2296933    58077  1186532
APPLE INC                      COM              037833100   225660   423355 SH       OTHER                  287836     9145   126374
BROWN FORMAN CORP              CL B             115637209    13903   219812 SH       OTHER                  117924        0   101888
COACH INC                      COM              189754104   154328  2780193 SH       OTHER                 1897162    61192   821839
COLGATE PALMOLIVE CO           COM              194162103   205553  1966265 SH       OTHER                 1342122    43193   580950
DENTSPLY INTL INC NEW          COM              249030107    42302  1067969 SH       OTHER                  586872        0   481097
EBAY INC                       COM              278642103   229460  4497458 SH       OTHER                 3065557    98773  1333128
GENERAL MLS INC                COM              370334104    54953  1359904 SH       OTHER                  746928        0   612976
JOHNSON & JOHNSON              COM              478160104   328471  4685756 SH       OTHER                 3102933    87706  1495117
KELLOGG CO                     COM              487836108   226065  4047729 SH       OTHER                 2685235    76430  1286064
KIMBERLY CLARK CORP            COM              494368103    56167   665261 SH       OTHER                  365532        0   299729
KRAFT FOODS GROUP INC          COM              50076Q106   130016  2859397 SH       OTHER                 1925841    58922   874634
MCGRAW HILL COS INC            COM              580645109   344207  6296086 SH       OTHER                 4223239   127041  1945806
MICROSOFT CORP                 COM              594918104   210094  7859893 SH       OTHER                 5336280   166814  2356799
MONDELEZ INTL INC              CL A             609207105   277608 10899449 SH       OTHER                 7438508   240098  3220843
MOODYS CORP                    COM              615369105   330956  6577034 SH       OTHER                 4385339   128174  2063521
MSCI INC                       COM              55354G100   221886  7159936 SH       OTHER                 4887532   157204  2115200
PEPSICO INC                    COM              713448108    59248   865828 SH       OTHER                  476030        0   389798
PHILIP MORRIS INTL INC         COM              718172109   292776  3500435 SH       OTHER                 2336225    68510  1095700
PROCTER & GAMBLE CO            COM              742718109   252261  3715742 SH       OTHER                 2458049    68765  1188928
REYNOLDS AMERICAN INC          COM              761713106    43155  1041659 SH       OTHER                  572659        0   469000
SCOTTS MIRACLE GRO CO          CL A             810186106   241230  5476299 SH       OTHER                 3676216   110792  1689291
STRAYER ED INC                 COM              863236105    22760   405209 SH       OTHER                  222688        0   182521
VERISK ANALYTICS INC           CL A             92345Y106   168714  3308130 SH       OTHER                 2232012    68623  1007495